Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	¥ 16,244,554
Net change during the period	227,194	¥ (128,009)
Balance at end of period	17,100,819	15,824,539
Accumulated other comprehensive income(loss), net of taxes:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(289,481)	(420,417)
Net change during the period	207,990	(123,717)
Balance at end of period	(81,491)	(544,100)
Accumulated other comprehensive income(loss), net of taxes: | Revision of Prior Period, Accounting Standards Update, Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at end of period	0	34
Net unrealized losses (gains) on investment securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(383,004)	(344,785)
Net change during the period	(28,028)	54,116
Balance at end of period	(411,032)	(290,635)
Net unrealized losses (gains) on investment securities | Revision of Prior Period, Accounting Standards Update, Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at end of period		34
Net debt valuation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(37,862)	45,502
Net change during the period	5,965	(59,324)
Balance at end of period	(31,897)	(13,822)
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	19,029	(13,343)
Net change during the period	(5,750)	38,130
Balance at end of period	13,279	24,787
Defined benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(20,382)	(337,918)
Net change during the period	(9,681)	27,625
Balance at end of period	(30,063)	(310,293)
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	132,738	230,127
Net change during the period	245,484	(184,264)
Balance at end of period	¥ 378,222	¥ 45,863